Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows used in operating activities
Net loss from continuing operations for the period	$ (55,473)	$ (165,046)
Net income from discontinued operations for the period		2,509
Adjustments to reconcile net loss to cash flows used in operating activities:
Finance costs and foreign exchange	2,805	9,105
Carrying value of capital and intangible assets disposed	83	190
Change in fair value of financial instruments measured at fair value through profit or loss		(1,140)
Loss (gain) on extinguishments of liabilities (note 9,11a)	(79)	92,374
Share-based payments expense (note 11b)	4,761	16,008
Depreciation of capital assets	1,314	1,880
Depreciation of right-of-use assets (note 6)	2,264	2,422
Amortization of intangible assets	494	630
Cash flows from (used in) operations before changes in working capital	(43,831)	(41,068)
Change in non-cash working capital items	11,894	(5,565)
Cash flows used in operating activities	(31,937)	(46,633)
Cash flows from (used in) financing activities
Proceeds from share issuances (note 11a)		118,785
Proceeds from debt and warrant issuances		19,859
Repayment of principal on long-term debt	(165)	(576)
Repayment of interest on long-term debt	(503)	(3,032)
Payments of principal on lease liabilities (note 8)	(3,066)	(3,541)
Payment of interest on lease liabilities (note 8)	(853)	(1,180)
Debt, share and warrants issuance costs	(8)	(6,581)
Cash flows from financing activities	(4,595)	123,734
Cash flows used in investing activities
Additions to capital assets	(370)	(2,690)
Additions to intangible assets	(499)	(842)
Residual proceeds from sale of discontinued operations business (note 3)	1,175
Transaction costs paid relating to the sale of discontinued operations business (note 3)	(787)
Interest received	283	153
Cash flows used in investing activities	(198)	(3,379)
Net change in cash and cash equivalents during the period	(36,730)	73,722
Net effect of currency exchange rate on cash and cash equivalents	1,431	(109)
Cash and cash equivalents, beginning of period	61,285	7,389
Cash and cash equivalents, end of period	25,986	81,002
Comprising of:
Cash	21,806	81,002
Cash equivalents	4,180
Cash and cash equivalents, end of period	$ 25,986	$ 81,002